Cohen and Steers Real Estate Active ETF Investment Strategy - Cohen and Steers Real Estate Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in publicly traded real estate securities.The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK,” together with CNS Asia, the “Subadvisors”), adhere to a bottom-up, relative value investment process when selecting securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on factors including price-to-net asset value, cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative considerations in their price-to-net asset value, cash flow, growth and DDM estimates. The company research process includes an evaluation of commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision making. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of issuers in the real estate industry. The Fund retains the ability to invest in real estate companies of any market capitalization. Under normal conditions, the Fund will invest at least 5%, and no more than 25%, of its total assets in securities of foreign issuers (including emerging market issuers) which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments. The Fund may also invest up to 20% of its total assets in debt securities issued or guaranteed by real estate and other companies. Such debt securities may be of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Below investment grade quality securities are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The Fund may also invest in other investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of issuers in the real estate industry.